EARNINGS PER SHARE - Discontinued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
(Loss)/profit for the period attributable to the owners of the parent		$ 2,708	$ 262
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)			1
Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749
Basic (loss) / earnings per share	$ 0.00	$ 1.55	$ 0.15
Diluted (loss) / earnings per share	$ 0.00	$ 1.55	$ 0.15